Note 10 - Financial assets and liabilities held for trading - Derivatives by type of risk by product or by type of market (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	[1]	€ 40,183,000,000	€ 32,232,000,000	€ 29,523,000,000
Derivative financial liabilities, held for trading	[1]	41,680,000,000	34,066,000,000	30,801,000,000
Notional Amount		3,252,066,000,000	3,024,794,000,000	2,929,371,000,000
Interest Rate Risk Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		26,451,000,000	21,004,000,000	18,546,000,000
Derivative financial liabilities, held for trading		26,028,000,000	20,378,000,000	18,169,000,000
Notional Amount		3,252,066,000,000	3,024,794,000,000	2,929,371,000,000
Interest Rate Risk Member | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		26,447,000,000	21,004,000,000	18,546,000,000
Derivative financial liabilities, held for trading		26,020,000,000	20,377,000,000	18,169,000,000
Notional Amount		3,233,718,000,000	2,997,443,000,000	2,910,016,000,000
Interest Rate Risk Member | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		3,000,000	0	0
Derivative financial liabilities, held for trading		8,000,000	1,000,000	0
Notional Amount		18,348,000,000	27,351,000,000	19,355,000,000
Equity Risk [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		2,626,000,000	2,263,000,000	2,799,000,000
Derivative financial liabilities, held for trading		4,143,000,000	3,499,000,000	2,956,000,000
Notional Amount		72,176,000,000	84,140,000,000	114,184,000,000
Equity Risk [Member] | OTC Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		584,000,000	353,000,000	631,000,000
Derivative financial liabilities, held for trading		1,836,000,000	1,435,000,000	463,000,000
Notional Amount		42,351,000,000	40,507,000,000	39,599,000,000
Equity Risk [Member] | Organized Market Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		2,042,000,000	1,910,000,000	2,168,000,000
Derivative financial liabilities, held for trading		2,307,000,000	2,065,000,000	2,492,000,000
Notional Amount		29,825,000,000	43,633,000,000	74,586,000,000
Foreign Exchange And Gold Risk [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		10,952,000,000	8,608,000,000	7,942,000,000
Derivative financial liabilities, held for trading		11,216,000,000	9,788,000,000	9,280,000,000
Notional Amount		461,898,000,000	472,194,000,000	432,283,000,000
Foreign Exchange And Gold Risk [Member] | OTC Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		10,942,000,000	8,571,000,000	7,931,000,000
Derivative financial liabilities, held for trading		11,216,000,000	9,782,000,000	9,225,000,000
Notional Amount		457,180,000,000	463,662,000,000	426,952,000,000
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		10,000,000	37,000,000	11,000,000
Derivative financial liabilities, held for trading		0	6,000,000	55,000,000
Notional Amount		4,719,000,000	8,532,000,000	5,331,000,000
Credit Risk Member
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		153,000,000	353,000,000	232,000,000
Derivative financial liabilities, held for trading		292,000,000	397,000,000	393,000,000
Notional Amount		23,411,000,000	29,077,000,000	25,452,000,000
Credit Risk Member | Credit Default Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		146,000,000	338,000,000	228,000,000
Derivative financial liabilities, held for trading		156,000,000	283,000,000	248,000,000
Notional Amount		21,529,000,000	26,702,000,000	22,791,000,000
Credit Risk Member | Credit Spread Option [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		0	0	2,000,000
Derivative financial liabilities, held for trading		0	2,000,000	0
Notional Amount		0	150,000,000	500,000,000
Credit Risk Member | Total Return Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		7,000,000	14,000,000	2,000,000
Derivative financial liabilities, held for trading		136,000,000	113,000,000	145,000,000
Notional Amount		1,882,000,000	2,225,000,000	2,161,000,000
Credit Risk Member | Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities, held for trading		0	0	0
Notional Amount		0	0	0
Commodities Risk [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		1,000,000	4,000,000	3,000,000
Derivative financial liabilities, held for trading		1,000,000	4,000,000	3,000,000
Notional Amount		26,000,000	64,000,000	67,000,000
Other Risk [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities, held for trading		0	0	0
Notional Amount		0	0	0
Derivates [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		40,183,000,000	32,232,000,000	29,523,000,000
Derivative financial liabilities, held for trading		41,680,000,000	34,066,000,000	30,801,000,000
Notional Amount		3,809,577,000,000	3,610,269,000,000	3,501,358,000,000
Derivates [Member] | Of Which OTC Derivatives With Credit Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		24,432,000,000	19,962,000,000	16,305,000,000
Derivative financial liabilities, held for trading		27,244,000,000	22,973,000,000	18,055,000,000
Notional Amount		958,017,000,000	1,000,243,000,000	897,384,000,000
Derivates [Member] | Of Which OTC Derivatives With Other Financial Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		8,211,000,000	6,028,000,000	7,136,000,000
Derivative financial liabilities, held for trading		8,493,000,000	6,089,000,000	7,522,000,000
Notional Amount		2,663,978,000,000	2,370,988,000,000	2,355,784,000,000
Derivates [Member] | Of Which OTC Derivatives With Rest Of Counterparties [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading		5,484,000,000	4,294,000,000	3,902,000,000
Derivative financial liabilities, held for trading		3,627,000,000	2,932,000,000	2,677,000,000
Notional Amount		€ 134,690,000,000	€ 159,521,000,000	€ 148,917,000,000

[1]

(*) The variation in 2020 is mainly due to the evolution of exchange rate derivatives at BBVA, S.A. The information for 2019 and 2018 has been subject to certain modifications related to the operation of non-significant cross currency swaps in order to improve comparability with the figures for 2020.